Significant basis of preparation and accounting policies_K-IFRS 1109_estimated impact of adopting K-IFRS 1109 (Details) - AFS financial assets ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩) [1]
Reclassification and mearuement financial assets and financial liabilities at date of initial application of IFRS9 [Line Items]
Fair value	₩ 257,665
Amount of valuation gain/loss had it not been reclassified	₩ 2

[1]	Those financial assets that are removed from the books as of December 31, 2018 are not presented in the table above.